Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 7,313	$ 10,309
Marketable securities	1,166	582
Accounts receivable	374	369
Prepaid expenses and deposits	592	602
Total current assets	9,445	11,862
Non-current assets:
Restricted cash	144	144
Prepaid expenses and deposits	111	42
Property and equipment	588	931
Mineral property interests	142,639	145,190
Investments in associates	36,248	42,430
Non current assets	179,730	188,737
Total assets	189,175	200,599
Current liabilities:
Accounts payable and accrued liabilities	1,034	1,148
Lease liability	154	160
Flow-through share premium liability	544	0
Total current liabilities	1,732	1,308
Non-current liabilities:
Lease liability	74	227
Provision for site reclamation and closure	4,495	4,271
Total liabilities	6,301	5,806
Equity:
Share capital	310,277	306,328
Share option and warrant reserve	21,660	20,309
Accumulated other comprehensive loss	(9)	(3)
Deficit	(149,054)	(131,841)
Total equity	182,874	194,793
Total liabilities and equity	$ 189,175	$ 200,599